CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real estate income, net
Rental income	$ 1,059.6	$ 1,009.0	$ 919.1
Real estate property level expenses and taxes:
Operating expenses	221.2	218.1	207.4
Real estate taxes	166.7	158.7	144.4
Interest expense	89.7	85.8	81.1
Total real estate property level expenses and taxes	477.6	462.6	432.9
Real estate income, net	582.0	546.4	486.2
Income from real estate joint ventures and limited partnerships	214.1	161.8	140.1
Interest	54.1	26.4	10.1
Dividends	26.3	32.5	47.5
TOTAL INVESTMENT INCOME	876.5	767.1	683.9
Expenses
Investment management charges	72.0	72.6	69.3
Administrative charges	59.3	62.1	56.9
Distribution charges	25.7	27.7	23.9
Mortality and expense risk charges	1.2	1.2	1.1
Liquidity guarantee charges	47.0	38.4	31.7
TOTAL EXPENSES	205.2	202.0	182.9
INVESTMENT INCOME, NET	671.3	565.1	501.0
Net realized gain (loss) on investments
Real estate properties	42.0	(6.2)	215.4
Real estate joint ventures and limited partnerships	(21.9)	0.6	167.3
Marketable securities	17.6	25.6	235.8
Net realized gain on investments	37.7	20.0	618.5
Net change in unrealized appreciation (depreciation) on
Real estate properties	135.5	317.5	487.2
Real estate joint ventures and limited partnerships	146.8	236.9	288.6
Marketable securities	50.0	30.0	(255.1)
Loans receivable	1.2	0.3	0.6
Mortgage loans payable	15.9	15.1	5.6
Net change in unrealized appreciation on investments and mortgage loans payable	349.4	599.8	526.9
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	387.1	619.8	1,145.4
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,058.4	$ 1,184.9	$ 1,646.4